RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Disclosure of information about key management personnel [text block]
	For the year	For the year
	ended	ended
	December 31, 2018	December 31, 2017
	$	$
Wage and short-term benefits	973,318	670,667
Share-based payments (Note 17)	4,102,295	1,318,058
	5,075,613	1,988,725